Organization and Description of Business (Details) (USD $) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
General partner interest percentage		85.70%	85.70%
Purchased property inception to current date	$ 2.7	$ 2.6
Medical Office Building
Organization, Consolidation and Presentation of Financial Statements
Number of real estate properties	250	247
Healthcare Industry Facilities
Organization, Consolidation and Presentation of Financial Statements
Number of real estate properties	19	19
Healthcare Trust of America Inc. ownership of Healthcare Trust of America Holdings, LP
Organization, Consolidation and Presentation of Financial Statements
General partner interest percentage	98.89%	99.93%